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                       U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC  20549

                                      FORM 24F-2
                           ANNUAL NOTICE OF SECURITIES SOLD
                                PURSUANT TO RULE 24f-2

1.  Name and address of issuer:

    The Palladian Trust
    4225 Executive Square
    Suite 270
    La Jolla, California  92037

2.  Name of each series or class of funds for which this notice is filed:

    The Value Portfolio;
    The Growth Portfolio;
    The International Growth Portfolio;
    The Global Strategic Income Portfolio; and
    The Global Interactive/Telecomm Portfolio

3.  Investment Company Act File Number:

    811-08278

    Securities Act File Number:

    33-73882

4.  Last day of fiscal year for which this notice is filed:

    June 29, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                             /X/

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    June 30, 1997


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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                        - 0 -

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                        - 0 -

9.  Number and aggregate sale price of securities sold during the fiscal year:

                                        - 0 -

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                        - 0 -

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                        - 0 -

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                            $      -0-
                                             -----------------

    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                            +      -0-
                                             -----------------

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                            -      -0-
                                             -----------------

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                            +      -0-
                                             -----------------


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    (v)   Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):

                                                   -0-
                                             ------------------

    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                            x      1/3300
                                             -----------------

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                   -0-
                                             ------------------
                                             ------------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
    Procedures                                                              / /

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                         N/A


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                                      SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By: /s/ H. Michael Schwartz
    -----------------------
    H. Michael Schwartz
    President


October 10, 1997


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                                    SHEA & GARDNER
                           1800 MASSACHUSETTS AVENUE, N.W.
                                WASHINGTON, D.C. 20036
                                    (202) 828-2000
                                 Fax:  (202) 828-2195

                                   October 10, 1997


The Palladian Trust
4225 Executive Square
La Jolla, California  92037

                        Re:  Registration No. 33-73882
                             -------------------------

Ladies and Gentlemen:

    We serve as counsel to The Palladian Trust (the "Trust"). The Trust is preparing to file a Form 24F-2 with the Commission pursuant to which the registration of all securities issued from January 1, 1997 through June 29, 1997 is made definite. All securities sold by the Trust were sold to unmanaged separate accounts offering interests in those accounts that are registered under the Securities Act of 1933 and on which a registration fee has been or will be paid. Accordingly, the Form 24F-2 lists zero under Item 9 based on the Commission's position referenced in Instruction B.5. to the Form.

    Based on our examination of the relevant documents contained in the Trust's registration statement, and in reliance upon certain exhibits to that registration statement, and assuming that the securities were issued in accordance with the terms described in that registration statement and the Trust's Declaration of Trust, that the Trust received payment for the securities, and that any appropriate action was taken to qualify the sale of the securities under applicable state laws, we are of the opinion that the securities are valid, legal and binding obligations of the Trust in accordance with their terms and are nonassessable, except as described in the Trust prospectus under the heading "Capitalization".

    We consent to the filing of this opinion, in connection with Form 24F-2, with the Securities and Exchange Commission.

                             Yours truly,

                             SHEA & GARDNER

                             By: /s/ Christopher E. Palmer
                                 -------------------------
                                  Christopher E. Palmer